SCHEDULE OF LOANS (Details)	12 Months Ended
Sep. 30, 2023 USD ($)
Debt Instrument [Line Items]
Loan Agreement Date	4/23/2020
Loan Amount	$ 2,730,156
Loan Term	1 year
Purpose of loan	Working capital
Balance	$ 2,070,563
CIMB BANK BERHAD [Member] | Loan One [Member]
Debt Instrument [Line Items]
Loan Agreement Date	5/23/2014
Loan Amount	$ 591,199
Interest Rate	2.10%	[1]
Loan Term	240 months
Purpose of loan	Real property loan
Balance	$ 423,661
CIMB BANK BERHAD [Member] | Loan Two [Member]
Debt Instrument [Line Items]
Loan Agreement Date	5/23/2014
Loan Amount	$ 188,742
Interest Rate	2.10%	[1]
Loan Term	240 months
Purpose of loan	Real property loan
Balance	$ 142,283
Hong Leong Islamic Bank [Member] | Loan One [Member]
Debt Instrument [Line Items]
Loan Agreement Date	2/26/2019
Loan Amount	$ 229,513
Interest Rate	2.55%	[2]
Loan Term	216 months
Purpose of loan	Real property loan
Balance	$ 185,663
Hong Leong Islamic Bank [Member] | Loan Two [Member]
Debt Instrument [Line Items]
Loan Agreement Date	2/26/2019
Loan Amount	$ 235,553
Interest Rate	2.55%	[2]
Loan Term	216 months
Purpose of loan	Real property loan
Balance	$ 190,461
Hong Leong Islamic Bank [Member] | Loan Three [Member]
Debt Instrument [Line Items]
Loan Agreement Date	2/26/2019
Loan Amount	$ 439,181
Interest Rate	2.55%	[2]
Loan Term	216 months
Purpose of loan	Real property loan
Balance	$ 354,897
Hong Leong Islamic Bank [Member] | Loan Five [Member]
Debt Instrument [Line Items]
Loan Agreement Date	2/26/2019
Loan Amount	$ 511,012
Interest Rate	2.55%	[2]
Loan Term	216 months
Purpose of loan	Real property loan
Balance	$ 412,914
Hong Leong Islamic Bank [Member] | Loan Four [Member]
Debt Instrument [Line Items]
Loan Amount	$ 319,248
Interest Rate	2.55%	[2]
Loan Term	216 months
Balance	$ 258,212
Hong Leong Islamic Bank [Member] | Loan Six [Member]
Debt Instrument [Line Items]
Loan Amount	$ 215,708
Interest Rate	3.50%
Loan Term	66 months
Balance	$ 102,472
Loan Six [Member]
Debt Instrument [Line Items]
Loan Agreement Date	2/26/2019
Purpose of loan	Real property loan

[1]	Base lending rate
[2]	Islamic financing rate